Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 7.9
2013	8.1
2014	8.4
2015	8.2
2016	8.0
Later Years	23.6
Total Minimum Lease Payments, net	64.2
Less: Amount Representing Interest	19.3
Net Present Value under Capital Lease Obligations	$ 44.9